Taxation - Composition of income tax benefit (Details) ¥ in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 CNY (¥)
Composition of income tax benefit
Current income tax expense	¥ 30,885		¥ 0
Deferred income tax expense/(benefit)	(61,056)	$ (8,583)	181,384
Income tax expense/(benefit)	¥ (30,171)	$ (4,241)	¥ 181,384